Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Land use rights, net
Cost		¥ 1,688,966			¥ 2,093,750
Less: Accumulated amortization		(86,058)			(124,574)
Land use rights, net		1,602,908		$ 286,405	1,969,176
Amortization expenses	¥ 38,516	35,964	¥ 23,310
Title certificates for land use right with carrying value not obtained		¥ 36,998			¥ 114,807
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years